DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS AND LIABILITIES.
DEFERRED TAX ASSETS AND LIABILITIES

NOTE 27 — DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities are attributable to the following:

	2018	2017
As at 31 December	US$’000	US$’000
Net deferred tax assets:
Derivatives	—	1,884
Development and production expenditure	474	—
Other	—	111
Total net deferred tax assets	474	1,995

Deferred tax liabilities:
Development and production expenditure	(28,217)	(25,971)
Derivatives	(6,453)	—
Offset by deferred tax assets with legally enforceable right of set-off:
Net operating loss carried forward	19,007	23,976
Total net deferred tax liabilities	(15,663)	(1,995)